Product Warranty (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Balance at beginning of the year	$ 83	$ 36	$ 277
Provision during the year	149	92	39
Reversal during the year	(55)	(45)	(285)
Exchange difference	2		5
Balance at end of the year	$ 179	$ 83	$ 36